Convertible Notes (Details) - Schedule of principal amount and unamortized discount and debt issuance costs (Parentheticals) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
US$20.0 million 8% note due 2023 ($18.4 million converted in fiscal 2021) [Member]
Convertible Notes (Details) - Schedule of principal amount and unamortized discount and debt issuance costs (Parentheticals) [Line Items]
Convertible notes payable	$ 20,000
Interest percentage	8.00%
Due date	2023
Convertible notes payable amount	$ 18,400
US$3.0 million 8% note due 2023 (fully converted in fiscal 2021) [Member]
Convertible Notes (Details) - Schedule of principal amount and unamortized discount and debt issuance costs (Parentheticals) [Line Items]
Convertible notes payable	$ 3,000
Interest percentage	8.00%
Due date	2023
US$13.58 million 8% note due 2023 [Member]
Convertible Notes (Details) - Schedule of principal amount and unamortized discount and debt issuance costs (Parentheticals) [Line Items]
Convertible notes payable	$ 13,580
Interest percentage	8.00%
Due date	2023